Framework Agreement with First Quantum Minerals Ltd. (Details Narrative) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	CAD ($)	USD ($)
FrameworkAgreementWithACompanyLineItems [Line Items]
Ownership interest	50.00%	50.00%
Option, description	The option period may be extended for up to 2 years	The option period may be extended for up to 2 years
Non-refundable early option price installment payment	$ 48,308
First Quantum [Member ] | U.S. $ [Member]
FrameworkAgreementWithACompanyLineItems [Line Items]
Payments of option		$ 150,000
Partnership payment of subsidiary		1,350,000
Additional investment offset		1,350,000
Non-refundable early option price installment payment		$ 37,500